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GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                              DATED AUGUST 16, 2002

                         SUPPLEMENT TO THE PROSPECTUSES
                              DATED MAY 1, 2002 FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY

                ("GOLDENSELECT ACCESS/R/, GOLDENSELECT ACCESS/R/ ONE,
                 GOLDENSELECT DVA, GOLDENSELECT DVA SERIES 100,
                GOLDENSELECT DVA PLUS/R/, GOLDENSELECT ES II/R/,
            GOLDENSELECT GUARANTEE ANNUITY, GOLDENSELECT GENERATIONS,
             GOLDENSELECT LANDMARK, GOLDENSELECT GRANITE PRIMELITE,
                          GOLDENSELECT PREMIUM PLUS/R/,
           GOLDENSELECT PREMIUM PLUS/R/FEATURING THE GALAXY VIP FUND,
       GOLDENSELECT VALUE, RETIREMENT SOLUTIONS-- ING ROLLOVER CHOICE /SM/,
           SMARTDESIGN MULTI-RATE INDEX ANNUITY, SMARTDESIGN ADVANTAGE
                 AND SMARTDESIGN VARIABLE ANNUITY PROSPECTUSES")

                          -----------------------------

You should keep this supplement with your Profile and Prospectus.

Effective October 2, 2002, please send all correspondence, including inquiries regarding your contract, premium payments, requests for Statement of Additional Information and any other communication regarding your contract to the following address:

         Customer Service Center
         P.O. Box 9271
         Des Moines, IA  50306-9271

The telephone number has not changed. The telephone number is (800) 366-0066.

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GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

124596   GoldenSelect Prospectuses                                    08/16/02